Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inventories, net	R$ 1,952	R$ 2,046
Stores [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	1,191	1,286
Distribution Centers [member]
IfrsStatementLineItems [Line Items]
Inventories, net	847	809
Allowance For Losses On Inventory Obsolescence And Damages [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	R$ (86)	R$ (49)